Benefit Plans, Other Comprehensive Income Disclosures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in component of other comprehensive income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	$ (711)	$ 8,367	$ (10,559)
Amortization of net actuarial gain (loss)	(70)	297	(467)
Amortization of prior service credit	(90)	(199)	262
Total	(871)	8,465
Retirement Plan [Member]
Components of the net periodic income and other amounts recognized in other comprehensive income [Abstract]
Service Cost	60	58	69
Interest cost	1,329	1,374	1,273
Expected return on plan assets	(2,735)	(2,504)	(2,190)
Amortization of net actuarial gain	210	0	516
Net periodic pension credit	(1,136)	(1,072)	(332)
Net (gain) loss	(109)	5,337	(8,156)
Amortization of net gain	(210)	0	(516)
Total amount recognized in other comprehensive income	(319)	5,337	(8,672)
Total amount recognized in net periodic benefit cost and other comprehensive income	(1,455)	4,265	(9,004)
Change in component of other comprehensive income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	(109)	5,337
Amortization of net actuarial gain (loss)	(210)	0
Amortization of prior service credit	0	0
Total	(319)	5,337
Post-Retirement Benefits Plan [Member]
Components of the net periodic income and other amounts recognized in other comprehensive income [Abstract]
Service Cost	165	100	50
Interest cost	268	217	101
Expected return on plan assets	(722)	(672)	(495)
Amortization of net actuarial gain	(140)	(297)	(49)
Amortization of prior service cost (credit)	90	199	(262)
Net periodic pension credit	(339)	(453)	(655)
Net (gain) loss	(602)	1,219	(2,868)
Prior service cost	0	1,811	465
Amortization of prior service cost	(90)	(199)	262
Amortization of net gain	140	297	49
Total amount recognized in other comprehensive income	(552)	3,128	(2,092)
Total amount recognized in net periodic benefit cost and other comprehensive income	(891)	2,675	$ (2,747)
Effect of one-percentage point change in assumed health care cost trend rates [Abstract]
Effect of one percentage point increase on in assumed health care cost	1,200
Effect of one percentage point decrease on in assumed health care cost	922
Effect of one percentage point increase on in interest and service components	113
Effect of one percentage point decrease on in interest and service components	85
Change in component of other comprehensive income related to the retirement plan or the post-retirement benefit plan [Abstract]
Change in overfunded position of pension and postretirement benefits	(602)	3,030
Amortization of net actuarial gain (loss)	140	297
Amortization of prior service credit	(90)	(199)
Total	$ (552)	$ 3,128